INVESTMENTS, RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2022
Investments in and Advances to Affiliates [Abstract]
SCHEDULE OF INVESTMENTS IN RELATED PARTY
	December 31,	December 31,
	2022	2021
Investments, related party – WENN	$37	$480,780
Investment, related party – sBetOne, LLP	590
	627	480,780